Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at Beginning of Period	$ 1,221	$ 2,074	$ 2,589
Acquisition	461
Additions	531	161	(18)
Deductions	993	1,014	497
Balance at End of Period	$ 1,220	$ 1,221	$ 2,074